Investment Property, Net - Summary of Investment Property (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Investment property	₩ 878,227	₩ 928,615	₩ 1,064,914
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	278,465	278,585	360,402
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	598,159	571,335	634,040
Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,178	1,408	6,281
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	425
Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Investment property		77,287	₩ 64,191
Gross amount [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,077,888	1,081,838
Gross amount [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	295,183	295,328
Gross amount [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	778,816	681,518
Gross amount [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	3,455	3,327
Gross amount [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	434
Gross amount [member] | Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Investment property		101,665
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Investment property	(199,661)	(153,223)
Accumulated depreciation, amortization and impairment [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	(16,718)	(16,743)
Accumulated depreciation, amortization and impairment [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	(180,657)	(110,183)
Accumulated depreciation, amortization and impairment [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	(2,277)	(1,919)
Accumulated depreciation, amortization and impairment [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ (9)
Accumulated depreciation, amortization and impairment [member] | Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Investment property		₩ (24,378)